                               ANCHOR SERIES TRUST

                 Supplement to the Prospectus Dated May 2, 2005


In the section titled "MANAGEMENT," under the heading "Portfolio Management," the following portfolio management disclosure should be added to the Capital Appreciation Portfolio:



------------------------------------------------------------------------------------------------------------------------
                                             NAME AND TITLE OF
                                         PORTFOLIO MANAGER (AND/OR
    PORTFOLIO           SUBADVISER           MANAGEMENT TEAM)                              EXPERIENCE
------------------- ------------------- ------------------------------ -------------------------------------------------
Capital             Wellington          o Stephen C. Mortimer          Mr. Mortimer will become co-portfolio manager
Appreciation        Management            Vice President and Equity    for the Portfolio effective March 30, 2006.  He
Portfolio                                 Portfolio Manager            joined Wellington Management as an investment
                                                                       professional in 2001.  Prior to joining
                                                                       Wellington Management, Mr. Mortimer was an
                                                                       Equity Analyst at Vinik Asset Management
                                                                       (1998-2000).

                                                                       Mr. Mortimer is joining Robert D. Rands, Senior
                                                                       Vice President as co-portfolio manager of the
                                                                       Portfolio.  Mr. Rands will retire effective
                                                                       December 31, 2006 at which time it is expected
                                                                       that Mr. Mortimer will become lead portfolio
                                                                       manager of the Portfolio.
------------------------------------------------------------------------------------------------------------------------

DATE:  MARCH 30, 2006

                               ANCHOR SERIES TRUST
              Supplement to the Statement of Additional Information
                                Dated May 2, 2005

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, the chart should be supplemented with the following:

--------------------------------------------------------------------------------------------------------------------
                                                                       OTHER ACCOUNTS
                                                                 (As of December 31, 2005)
                                         ---------------------------------------------------------------------------
                                          Registered Investment      Pooled Investment
                                                Companies                 Vehicles              Other Accounts
                                         ------------------------ ------------------------- ------------------------
                                                       Assets                Total Assets              Total Assets
    Advisers/                             No. of       (in $       No. of        (in         No. of        (in
   Subadviser       Portfolio Managers   Accounts    millions)    Accounts    $millions)    Accounts    $millions)
------------------ --------------------- ---------- ------------- ---------- -------------- ---------- -------------
Wellington         Mortimer, Stephen         6        1,995.8         1           82         14 (1)     762.6 (214)
Management
--------------------------------------------------------------------------------------------------------------------


Dated:  March 30, 2006